Stock-Based Compensation (Restricted Stock Unit Activity) (Details) (Restricted Stock Units R S U [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units R S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units Outstanding at beginning of year	710,591	596,648	546,876
Units granted	178,144	200,819	162,552
Shares issued	(108,170)	(82,982)	(85,676)
Units forfeited	(8,243)	(3,894)	(27,104)
Units Outstanding at end of year	772,322	710,591	596,648
Units vested at end of year	303,781	244,897	222,529
Outstanding at beginning of year, Weighted Average Fair Value at Date of Grant	$ 29.53	$ 25.78	$ 22.77
Units granted, Weighted Average Fair Value at Date of Grant	$ 43.36	$ 40.15	$ 35.70
Shares Issued, Weighted Average Fair Value at Date of Grant	$ 29.74	$ 28.10	$ 25.26
Units forfeited, Weighted Average Fair Value at Date of Grant	$ 41.22	$ 34.44	$ 26.25
Outstanding at end of year, Weighted Average Fair Value at Date of Grant	$ 32.57	$ 29.53	$ 25.78
Units vested at end of year, Weighted Average Fair Value at Date of Grant	$ 24.85	$ 24.03	$ 23.20